Credit facilities (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest expense	$ 39,200	$ 69,446
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense			$ 136,757	$ 106,130	$ 64,658